Transactions and balances with related parties (Details 1) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue [abstract]
Revenues and balances receivable to related parties	$ 6,697	$ 128,727	$ 188,981
Amounts receivable, related parties transactions	291	686	13,674
Amounts payable, related party transactions	185,429	80,842	76,704
Vimifos, S.A. de C.V.
Revenue [abstract]
Revenues and balances receivable to related parties	5,921	4,055	9,323
Amounts receivable, related parties transactions	284	400	785
Purchases of food, raw materials and packing supplies	440,379	411,129	582,458
Amounts payable, related party transactions	41,219	58,836	41,399
Frescopack, S.A. de C.V.
Revenue [abstract]
Revenues and balances receivable to related parties	63	53	58
Amounts receivable, related parties transactions			58
Purchases of food, raw materials and packing supplies	103,778	143,849	148,210
Amounts payable, related party transactions	65,542	9,554	26,233
Taxis aereos del noroeste, S.A. de C.V.
Revenue [abstract]
Revenues and balances receivable to related parties	51	31	42
Amounts payable, related party transactions	55		307
Airplane leasing expenses	1,435		24,971
Pulmex 2000, S.A. de C.V.
Revenue [abstract]
Purchases of food, raw materials and packing supplies	17,870	21,414	20,667
Amounts payable, related party transactions	5,609	2,407	3,976
Qualyplast, S.A. de C.V.
Revenue [abstract]
Purchases of food, raw materials and packing supplies	6,971	1,184	244
Amounts payable, related party transactions		251
Alimentos Kowi, S.A. de C.V.
Revenue [abstract]
Revenues and balances receivable to related parties	662	832	934
Amounts receivable, related parties transactions	7	286	337
Purchases of food, raw materials and packing supplies			907
Sonora Agropecuaria, S.A. de C.V.
Revenue [abstract]
Revenues and balances receivable to related parties		123,756	178,624
Amounts receivable, related parties transactions			12,494
Purchases of food, raw materials and packing supplies		4,425	3,374
Granja, Rab S.A. de C.V.
Revenue [abstract]
Purchases of food, raw materials and packing supplies	75,747
Amounts payable, related party transactions	3,187
Fertilizantes Tepeyac, S.A. de C.V.
Revenue [abstract]
Purchases of food, raw materials and packing supplies	399,480
Amounts payable, related party transactions	32
EBIPAC S.A.P.I. de C.V.
Revenue [abstract]
Purchases of food, raw materials and packing supplies	41,001
Amounts payable, related party transactions	412
GASBO, S.A. de C.V.
Revenue [abstract]
Purchases of food, raw materials and packing supplies	3,583
Amounts payable, related party transactions	267
Maquinaria agricola, S.A. de C.V.
Revenue [abstract]
Amounts payable, related party transactions	0	5	5
Purchases of vehicles, tires and spare parts	0	0	0
Llantas y Accesorios, S.A. de C.V.
Revenue [abstract]
Amounts payable, related party transactions	4,614	6,378	4,213
Purchases of vehicles, tires and spare parts	42,601	42,554	38,947
Autos y accesorios, S.A. de C.V.
Revenue [abstract]
Amounts payable, related party transactions	3,413	339	124
Purchases of vehicles, tires and spare parts	40,194	48,129	10,776
Autos y Tractores de Culiacan, S.A. de C.V.
Revenue [abstract]
Amounts payable, related party transactions	726	336	149
Purchases of vehicles, tires and spare parts	31,753	42,857	11,519
Camiones y Tractocamiones de Sonora, S.A. de C.V.
Revenue [abstract]
Amounts payable, related party transactions	59,602	2,636	149
Purchases of vehicles, tires and spare parts	164,306	91,098	270,968
Agencia MX-5, S.A de C.V.
Revenue [abstract]
Amounts payable, related party transactions	27	6	9
Purchases of vehicles, tires and spare parts	410	63	904
Alfonso R. bours, S.A. de C.V.
Revenue [abstract]
Amounts payable, related party transactions	604	50	49
Purchases of vehicles, tires and spare parts	4,926	2,651	187
Cajeme Motors S.A. de C.V.
Revenue [abstract]
Amounts payable, related party transactions	120	44	89
Purchases of vehicles, tires and spare parts	$ 442	$ 287	$ 183